Goodwill and Intangible Assets - Goodwill Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance		$ 16,161	$ 705	$ 31,654	$ 705
Measurement period adjustments			186	(12,848)
Effect of change in foreign currency exchange rates		(2,752)	(1)	(12)
Acquisitions		58,689	117,445		30,949
Disposal of Grapevine			(704)
Impairment loss	$ (5,600)		(101,470)	(18,089)	0
Ending balance		72,098	16,161	$ 705	$ 31,654
WAVE
Goodwill [Roll Forward]
Impairment loss			(35,700)
US Hybrid
Goodwill [Roll Forward]
Impairment loss			(42,200)
Solectrac
Goodwill [Roll Forward]
Impairment loss			(17,700)
Timios Reporting Unit
Goodwill [Roll Forward]
Impairment loss			(5,600)
Amount exceeding fair value	19,500	$ 19,500
Timios Reporting Unit | Trade name
Goodwill [Roll Forward]
Impairment loss	(700)		(700)
Timios Reporting Unit | Lender relationships
Goodwill [Roll Forward]
Impairment loss	$ (13,200)		$ (13,200)